Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Swarmer, Inc and its wholly owned subsidiaries, ARS and Estonia, as of December 31, 2025 and 2024. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Estimates and assumptions are periodically reviewed, and the effects of the revisions are reflected in the accompanying consolidated financial statements in the period they are determined to be necessary. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to, revenue recognition, the fair value of share-based awards, the fair value of SAFEs, the fair value of warrants and the fair value of convertible preferred stock.

Foreign Currency Translation

Foreign Currency Translation

The consolidated financial statements are presented in U.S. dollars, the reporting currency of the Company. The functional currency of ARS and Estonia is the Ukrainian Hryvnia and the Euro, respectively. Expenses have been translated into U.S. dollars at average exchange rates prevailing during the period.

Assets and liabilities have been translated at the rates of exchange on the balance sheet dates and equity accounts at their historic rates. The net effect of these translation adjustments is shown as a component of accumulated other comprehensive income (loss).

Foreign Currency Translation

The consolidated financial statements are presented in U.S. dollars, the reporting currency of the Company. The functional currency of ARS and Estonia is the Ukrainian Hryvnia and the Euro, respectively. Expenses have been translated into U.S. dollars at average exchange rates prevailing during the period.

Assets and liabilities have been translated at the rates of exchange on the balance sheets dates and equity accounts at their historic rates. The net effect of these translation adjustments is shown as a component of accumulated other comprehensive income (loss).

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (the exit price) in an orderly transaction between market participants at the measurement date. The fair value standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. The Company uses the hierarchy prescribed in the accounting guidance for fair value measurements, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

●	Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date;
●	Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and
●	Level 3 — Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The carrying amounts of certain financial assets and liabilities, including prepaid and other current assets, accounts payable and accrued liabilities approximate fair value because of the short maturity and liquidity of those instruments. The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents, which at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company holds cash at financial institutions that the Company believes are good credit, quality financial institutions and limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the banks with which it does business.

For the three months ended March 31, 2026 and 2025, one customer accounted for substantially all of the Company’s revenue.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents, which at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company holds cash at financial institutions that the Company believes are good credit, quality financial institutions and limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the banks with which it does business.

At December 31, 2024, one customer accounted for approximately substantially all of the unbilled revenue balance.

For the years ended December 31, 2024 and 2025, one customer accounted for substantially all of the Company’s revenue.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes all highly liquid instruments with original maturities of three months or less. Cash equivalents consist primarily of amounts invested in certificates of deposits with bank.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost. Significant additions or improvements are capitalized, and expenditures for repairs and maintenance are charged to expense as incurred. Gains and losses on disposal of assets are included in the consolidated statements of operations and comprehensive loss. Depreciation is calculated on a straight-line basis over the estimated useful lives of the respective assets.

Long-Lived Assets

Long Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated. Impairment charges are recognized at the amount by which the carrying amount of an asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. The Company has not recognized any impairment or disposition of long- lived assets.

Grant Advance

Grant Advance

In August 2024, the Company entered into a grant agreement with a government entity in Ukraine to support payroll expenses and the acquisition of property and equipment. The agreement provides for reimbursement of eligible costs incurred. In August 2025, the agreement was amended under the same terms to increase available funding by $0.2 million.

The Company recognizes grant proceeds as other income in the consolidated statements of operations and comprehensive loss as the related services are performed and the corresponding costs are incurred. As of December 31, 2024, the full amount of the grant was unearned. For the year ended December 31, 2025, the Company recognized approximately $48,000 in other income as the related services were performed. The remaining unearned amount is recorded as a grant advance in the accompanying consolidated balance sheet as of December 31, 2025.

Simple Agreement for Future Equity

Simple Agreement for Future Equity

SAFEs represent instruments that provide a form of financing to the Company and possess characteristics of both a debt and equity instrument. The Company accounts for the SAFEs in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity. The Company first assessed whether the instrument meets the definition of a liability under ASC 480. The SAFEs include terms that would affect the conversion of the note into shares based on the next round of financing. The SAFE instruments issued have the potential for cash settlement upon the occurrence of certain liquidity events. Accordingly, The SAFE was determined to be a liability and recorded at fair value.

This liability is subject to re-measurement at each balance sheet date until a triggering event, equity financing, change in control or dissolution occurs, and any change in fair value is recognized in the Company’s consolidated statements of operations and comprehensive loss.

The fair value estimate includes significant inputs not observable in market, which represents a Level 3 measurement within the fair value hierarchy. The valuation uses probabilities considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFEs will convert into convertible preferred stock; (ii) a liquidity event where the SAFEs will convert into the greater of the cash-out amount or amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price and (iii) a dissolution event where the SAFEs holders will receive a portion of the cash payout.

There was no issuance cost incurred related to the SAFE issuances during years ended December 31, 2025 and 2024.

Leases

Leases

The Company determines if an arrangement is or contains a lease and the classification of that lease at contract inception. Specifically, the Company considers whether it controls the underlying asset and has the right to obtain substantially all the economic benefits or outputs from the asset. The Company entered into a lease agreement for its office facility and accounts for its lease obligations under ASU No. 2016-02, Leases (“Topic 842”). The Company’s operating lease asset is included in “operating lease right-of-use assets” (“ROU assets:) and the current portion of the operating lease liability is included in “operating lease liabilities” in the accompanying consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the lease commencement date. Operating lease ROU assets are based on the corresponding lease liability adjusted for (i) payments made at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease. The Company does not account for renewals or early terminations unless it is reasonably certain to exercise these options at commencement. Operating lease expense is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components as a single lease component for operating leases. The Company does not record leases with terms of 12 months or less on the consolidated balance sheet.

As the implicit rate for the operating lease was not determinable, the Company used an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future payments. The Company’s leases do not provide an implicit interest rate and therefore the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the estimated interest rate that the Company would have to pay to borrow on a collateralized basis, an amount equal to the lease payments in a similar economic environment over a similar term.

Convertible Preferred Stock

Convertible Preferred Stock

The Company accounts for its convertible preferred stock subject to possible conversion in accordance with ASC 480, Distinguishing Liabilities from Equity. Conditionally convertible preferred stock (including shares that feature conversion rights that are either within the control of the holder or subject to conversion upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity.

Warrants

Warrants

Common stock warrants are accounted for in accordance with applicable accounting guidance provided in ASC 815, Derivatives and Hedging — Contracts in Entity’s Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. The warrants issued during the year ended December 31, 2025, do not fall under the liability criteria within ASC 480, Distinguishing Liabilities from Equity. The warrants do meet the definition of a derivative instrument under ASC 815 but are eligible for the scope exception as they are indexed to the Company’s own stock and would be classified in permanent equity if freestanding.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“ASC 606”).

In accordance with Accounting Standards Codification (“ASC”) 606, the Company measures revenue based on consideration specified in a contract with the customer, which excludes taxes assessed by a governmental authority and collected by the Company from the customer. Such contracts are typically for an annual period and are billed upfront. The Company accounts for revenue contracts with customers through the following steps:

●	Identification of the contract, or contracts, with the customer;
●	Identification of the performance obligations in the contract;
●	Determination of the transaction price;
●	Allocation of the transaction price to the performance obligations in the contract; and
●	Recognition of the revenue when, or as, the Company satisfies a performance obligation.

The Company’s revenue arrangements typically include multiple promised goods and services related to its autonomous systems software platform. The Company identifies each promise at contract inception and determines which promises are distinct performance obligations. Under its contracts, the Company generally identifies three performance obligations: (1) a right-to-use software and firmware license, (2) a stand- ready series of video streaming and cloud storage services, and (3) a stand-ready series of updates and technical support.

The transaction price to which the Company expects to be entitled in exchange for transferring the goods or services is stated in each contract and consists of fixed consideration determined by multiplying the stated number of licenses by the contractual price per license. The Company did not include any variable consideration for estimated service level agreement penalties in the transaction price since the Company has not incurred penalties to date and does not expect to in the future.

The Company allocates the transaction price to performance obligations based on relative standalone selling prices. When standalone selling prices are not directly observable, the Company estimates them primarily using the adjusted market assessment approach, maximizing the use of observable inputs and observable list prices, as applicable. Discounts are allocated proportionately unless the criteria to allocate a discount to specific performance obligations are met. Variable consideration is allocated entirely to a specific performance obligation when it relates specifically to that obligation and such allocation is consistent with the allocation objective; otherwise, it is allocated proportionately.

Software and firmware licenses (right-to-use): The Company’s licenses provide customers with the right to use functional intellectual property as it exists at the point in time the license is granted. Control of each license transfers, and revenue is recognized, at the point in time the customer activates the license for a device. The Company does not recognize revenue prior to the period in which the customer can use and benefit from the license.

Video streaming and cloud storage services: The Company has a stand-ready obligation to provide a series of daily video streaming and cloud storage services over the term of the contract. Customers simultaneously receive and consume the benefits of access to these services as the Company performs.

Revenue allocated to these services is recognized over time on a straight-line basis over the service term, as this measure best reflects the pattern of transfer.

Updates and technical support: The Company also has a stand-ready obligation to provide a series of firmware updates and technical support over the contract term. Customers simultaneously receive and consume these services as the Company performs. Revenue allocated to these services is recognized over time on a straight-line basis over the service term. A time-based measure best reflects the pattern of transfer because the Company’s efforts to stand ready are provided consistently throughout the term and the customer benefits evenly from access to these services.

For contracts structured through a master services agreement and statements of work, the enforceable contract term reflects termination for convenience provisions; as a result, the contract term is generally limited to the applicable notice period. For license agreements without termination for convenience, the contract term extends through the stated termination date. Contract modifications are assessed under ASC 606 to determine whether they create a separate contract or should be accounted for prospectively as a termination of the existing contract and creation of a new contract.

Development Costs

Development Costs

Development costs of computer software to be sold, leased, or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. In most instances, the Company’s products are released soon after technological feasibility has been established. Costs incurred subsequent to achievement of technological feasibility were not significant, and software development costs were expensed as incurred.

Research and Development

Research and Development

Research and development expenses are recognized as incurred and primarily include costs related to equipment, software, consulting services, and professional fees associated with engineering and product development activities.

Share-Based Compensation

Share-Based Compensation

The Company measures employee and nonemployee stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company accounts for forfeitures in the period in which they occur.

Estimating the fair value of stock-based awards requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock for restricted stock awards and stock options.

Additionally, for stock options, the Company estimates the expected life of the options and stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in estimating the fair value of stock-based awards represent management’s estimate and involve inherent uncertainties and the application of management’s judgment.

●	The risk-free interest rate used is based on the published U.S. Department of Treasury interest rates in effect at the time of stock option grant for zero-coupon U.S. Treasury notes with maturities approximating each grant’s expected term;
●	The dividend yield is zero as the Company has not paid dividends and does not anticipate paying a cash dividend in the foreseeable future;
●	The expected term for options granted is calculated using the simplified method and represents the average time that options are expected to be outstanding based on the midpoint between the vesting date and the end of the contractual term of the award;
●	Expected volatility is derived from the historical volatilities of a select group of comparable peer companies, for a look-back period commensurate with the expected term of the stock options, as the Company has no trading history of common stock.

As the Company’s common stock was not publicly traded through December 31, 2025, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes (“ASC 740”), from its inception. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized.

The Company recognizes the tax benefits of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities and determined to be attributed to the Company. The determination of attribution, if any, applies for each jurisdiction where the Company is subject to income taxes on the basis of laws and regulations of the jurisdiction. The application of laws and regulations is subject to legal and factual interpretation, judgement, and uncertainty. Tax laws and regulations themselves are subject to change as a result of changes in fiscal policy, changes in legislation, the evolution of regulations, and court rulings. Therefore, the actual liability of the various jurisdictions may be materially different from management’s estimate. As of December 31, 2025, the Company does not have any unrecognized tax benefits.

Segment Information

Segment Information

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company identifies its operating segments according to how the Company’s business activities are managed and evaluated. ASC 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment.

The key measures of segment profit or loss reviewed by the CODM are operating expenses. Operating costs are reviewed and monitored by the CODM to manage and forecast cash. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which required a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, it required a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). The ASU did not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The ASU was effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As such, the Company adopted this ASU and has disclosed the required information in Note 13, Segments.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures”. ASU 2023-09 is intended to improve income tax disclosure requirements by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) the disaggregation of income taxes paid by jurisdiction. The guidance makes several other changes to the income tax disclosure requirements as well. The guidance in ASU 2023-09 is effective for annual reporting periods in fiscal years beginning after December 15, 2024. As such, the Company adopted this ASU and has disclosed the required information in Note 12, Income Tax.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. ASU 2024-03 requires additional disclosure of specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-03, “Business Combination and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity” provides clarifying guidance on determining the accounting acquirer in certain transactions involving VIEs. The update aims to improve consistency and comparability in financial reporting, especially when companies merge with a special-purpose acquisition company (“SPAC”). ASU 2025-03 requires entities to apply the same factors used for determining the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026 including interim periods within those annual periods, with early adoption permitted. The Company has evaluated ASU 2025-03 and does not expect its adoption to have a material impact on its consolidated financial statements, as the Company does not currently have variable interest entity arrangements.

In July 2025, the Financial Accounting Standards Board issued ASU 2025-05, “Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which amends ASC 326 and provides a practical expedient for entities when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The practical expedient permits an entity to assume that current conditions as of the balance sheet date do not change over the remaining life of such financial assets, thereby reducing the complexity associated with developing reasonable and supportable forecasts. The update also permits entities that are not public business entities to elect an accounting policy to consider subsequent collection activity when estimating expected credit losses; this provision is not applicable to the Company. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its condensed consolidated financial statements and related disclosures and does not expect adoption to have a material impact on its financial position, results of operations, or cash flows.

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. ASU 2024-03 requires additional disclosure of specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and disclosures.

ASU 2025-03, “Business Combination and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity” provides clarifying guidance on determining the accounting acquirer in certain transactions involving VIEs. The update aims to improve consistency and comparability in financial reporting, especially when companies merge with a special-purpose acquisition company (“SPAC”). ASU 2025-03 requires entities to apply the same factors used for determining the accounting acquirer in other acquisition transactions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 including interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU 2025-03 will have on its consolidated financial statements and disclosures.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. The weighted-average number of shares of common stock outstanding used in the basic net loss per share calculation does not include unvested restricted stock awards as these instruments are considered contingently issuable shares until they vest.

Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock, common stock warrants, restricted stock awards and stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. The Company’s preferred stock and unvested restricted stock entitles the holder to participate in dividends and earnings of the Company, and, if the Company were to recognize net income, it would have to use the two-class method to calculate earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the convertible preferred stock and unvested restricted stock have no obligation to fund losses.